Note A - The Company and Summary of Significant Accounting Policies - Significant Unobservable Inputs (Details) - Convertible Debt [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Beginning balance	$ 0
Purchases and issuances	2,200,000
Day one loss on value of hybrid instrument	396,203
Ending balance	$ 2,259,203